ACCOUNTS RECEIVABLE TRADE, NET - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE TRADE, NET
Accounts receivable, net	$ 21,670,452	$ 34,348,925
Number of customer with greater than 10		10
Accounts receivable unbilled, net	$ 43,882,041	$ 11,473,590
Electricity Revenue Generation
ACCOUNTS RECEIVABLE TRADE, NET
Feed-in tariff(s) (FIT) receivables, recovery period	12 months	5 years	5 years
Feed-in tariff(s) (FIT) receivables, current	$ 10,204,802
Feed-in tariff(s) (FIT) receivables, noncurrent	20,187,213
Solar power customers | Credit concentration | Accounts receivable
ACCOUNTS RECEIVABLE TRADE, NET
Accounts receivable, net	$ 30,364,453	$ 19,153,699
Concentration risk percentage	44.00%	56.00%
Billed receivable	$ 3,922,422
Accounts receivable unbilled, net	$ 26,442,031
Solar power customers | Customer concentration | Net revenues
ACCOUNTS RECEIVABLE TRADE, NET
Concentration risk percentage	41.00%	28.00%	48.00%